ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2013
ACCOUNTS PAYABLE AND OTHER
Schedule of accounts payable and other

December 31,	2013	2012
(millions of Canadian dollars)
Operating accrued liabilities	3,577	2,729
Trade payables	300	123
Construction payables	1,188	568
Current derivative liabilities (Note 23)	837	1,075
Contractor holdbacks	211	86
Taxes payable	176	206
Security deposits	65	69
Other	310	196
	6,664	5,052